Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 21 — SEGMENT REPORTING

The following table presents significant expenses provided to the CODM for the three and six months ended June 30, 2025 and 2024.

	For the Three Months Ended June 30,		For the six Months Ended June 30,
	2025	2024	2025	2024
Revenues
Equity and option order flow rebates	$68,688,838	$43,316,935	$132,800,020	$87,229,052
Interest related income	36,286,533	31,898,791	67,426,597	64,396,420
Handling charge income	20,105,503	10,365,426	37,652,513	20,069,935
Other revenues	6,412,476	4,314,736	10,983,055	7,136,201
Total revenues	131,493,350	89,895,888	248,862,185	178,831,608
Segment expenses
Brokerage and transaction	34,800,716	18,963,229	58,046,172	36,896,073
Technology and development(1)	17,554,435	12,774,376	32,980,484	25,427,230
Marketing and branding(1)	29,719,577	32,685,242	52,400,406	66,173,288
General and administrative(1)	26,174,593	25,864,876	53,535,320	48,400,149
Other segment items(2)	26,969,402	8,474,119	35,038,447	20,610,934
Total operating expenses per condensed consolidated statements of operations and comprehensive loss	135,218,723	98,761,842	232,000,829	197,507,674
Operating (loss) income	(3,725,373)	(8,865,954)	16,861,356	(18,676,066)
Other expense, net	17,659,796	1,416,988	18,749,213	1,443,480
Provision for income taxes	6,999,777	1,397,200	13,558,002	4,112,661
Net loss	$(28,384,946)	$(11,680,142)	$(15,445,859)	$(24,232,207)
(1)	Excludes share-based compensation. See Note 9 for operating expense allocation.
(2)	Other segment items represent share-based compensation.

As we are a single segment entity, the significant segment expenses required to be disclosed under ASC 280 are presented throughout the condensed consolidated financial statements including the condensed consolidated statements of operations and comprehensive loss, condensed consolidated statements of cash flows, Note 12 — Revenues and Note 13 — Expenses.

Our single segment total assets are equivalent to our total consolidated assets as reported on our condensed consolidated statements of financial position.

NOTE 27 — SEGMENT REPORTING

We operate as a single reportable segment. This determination is based upon the financial information reviewed by our Chief Operating Decision Maker (“CODM”). Our CODM is our management committee, which is comprised of the Company’s Chief Executive Officer, President and Chief Financial Officer who collectively assess the performance of the Company and allocate resources across the Company. The internal reporting used collectively by the management committee is presented on a consolidated basis. The accounting policies of the segment are the same as those described in Note 2. The CODM evaluates the Company’s performance and allocates resources based upon consolidated business metrics, including not limited to registered users, funded accounts, equity notional volume and option contract volume, and financial metrics, which include consolidated revenue, adjusted operating income, adjusted net income and consolidated total assets. Certain information provided to the CODM presents operating expenses on a different basis than that presented in the consolidated statements of operations and comprehensive (loss) income.

The following table presents significant expenses provided to the CODM for the years ended December 31, 2024, 2023 and 2022.

	2024	2023	2022
Revenues
Equity and option order flow rebates	$197,069,562	$192,232,715	$278,981,134
Interest related income	130,451,877	155,792,329	91,882,243
Handling charge income	49,044,700	30,677,177	8,500,321
Other revenues	13,663,533	10,900,349	8,969,222
Total revenues	390,229,672	389,602,570	388,332,920
Segment expenses
Brokerage and transaction(1)	79,306,618	66,418,918	59,764,117
Technology and development(1)	55,550,088	44,407,785	39,491,515
Marketing and branding(1)	136,693,180	150,558,774	137,394,118
General and administrative(1)	100,445,443	75,825,829	53,105,956
Other segment items(2)	32,587,611	29,411,885	30,022,321
Total operating expenses per consolidated statements of operations and comprehensive (loss) income	404,582,940	366,623,191	319,778,027
Operating (loss) income	(14,353,268)	22,979,379	68,554,893
Other (income) expense, net	(2,302,693)	2,801,285	2,869,397
Provision for income taxes	13,823,355	16,140,571	32,211,527
Income from discontinued operations, net of tax	2,691,778	1,784,465	16,603,657
Net (loss) income	$(23,182,152)	$5,821,988	$50,077,626

(1)	Excludes share-based compensation. See Note 18 for operating expense allocation.
(2)	Other segment items represent share-based compensation.

As we are a single segment entity, the significant segment expenses required to be disclosed under ASC 280 are presented throughout the consolidated financial statements including the consolidated statements of operations and comprehensive (loss) income, consolidated statements of cash flows, Note 20 – Revenues and Note 21 – Expenses.

Our single segment total assets are equivalent to our total consolidated assets as reported on our consolidated statements of financial position.

Geographic Area Information

The following table presents our revenues, by geographic area, for the years ended December 31, 2024, 2023 and 2022 from external customers, excluding interest received on corporate bank deposits in the amount of $12,923,495, $14,833,038 and $4,325,689 for the years ended December 31, 2024, 2023 and 2022, respectively.

	2024	2023	2022
Revenues:
USA	$355,022,439	$363,746,474	$375,653,156
Hong Kong	6,692,262	5,066,724	6,427,891
Singapore	10,923,140	5,590,646	1,626,800
Others	4,668,336	365,688	299,384
Total	$377,306,177	$374,769,532	$384,007,231

The following table presents long-lived assets by category and by geographic area as of December 2024 and 2023.

	2024	2023
Right-of-use assets:
Mainland China	$56,198,584	$2,777,221
USA	6,648,247	5,616,601
Others	3,446,920	3,513,735
Total	$66,293,751	$11,907,557

Property and equipment, net:
USA	$30,347,719	$30,611,515
Others	3,282,051	3,686,868
Total	$33,629,770	$34,298,383

Intangible assets, net:
Japan	$15,111,688	$16,693,046
Indonesia	3,094,718	3,127,825
Others	1,209,557	1,577,082
Total	$19,415,963	$21,397,953

Goodwill:
Mexico	$5,197,438	$5,197,438